EARNING PER SHARE	12 Months Ended
Jun. 30, 2020
EARNING PER SHARE
EARNING PER SHARE

9.    EARNING PER SHARE

	06/30/2020	06/30/2019	06/30/2018
Numerator
Profit (loss) for the year (basic EPS)	3,359,175	(18,369,045)	(11,039,533)
Profit (loss) for the year (diluted EPS)	3,359,175	(18,369,045)	(11,039,533)
Denominator
Weighted average number of shares (basic EPS)	36,120,447	30,478,390	28,098,117
Weighted average number of shares (diluted EPS)	36,416,988	30,478,390	28,098,117

Basic gain attributable to ordinary equity holders of the parent	0.0930	(0.6027)	(0.3929)
Diluted gain attributable to ordinary equity holders of the parent	0.0922	(0.6027)	(0.3929)

For the years ended June 30, 2019 and 2018 diluted EPS was the same as basic EPS as the effect of potential ordinary shares would be antidilutive.

The 27,116,174 shares issued to Bioceres LLC on March 14, 2019, in exchange for its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas, together with the 119,443 shared issued to exercise the Bioceres Semillas’ tag along and the 862,500 shares received by Bioceres LLC from the original founders of Union Acquisition Corp., were considered retrospectively in the EPS calculations. The denominators used in the EPS calculation assume those events have occurred at the beginning of the earliest period presented.

Diluted earnings per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all dilutive potential shares. The Group has three categories of dilutive potential shares, warrants, share-based incentives, and Convertible Notes.

Warrants outstanding were not included in the diluted EPS calculations for the years ended June 30, 2020, 2019 and 2018 because the average market price of ordinary shares during the periods did not exceed the exercise price of the warrants. However, on August 24, 2020, the Company completed an offer to exchange any and all of its 24,200,000 outstanding warrants and consistently issued 2,601,954 shares in exchange for the warrants tendered.  See Note 21.

Convertible Notes outstanding were not included in the diluted EPS calculations for the year ended June 30, 2020 because its interest (net of tax and other changes in income or expense) per ordinary share obtainable on conversion exceeds basic earnings per share.

The stock options were included in the diluted EPS calculation for the year ended June 30, 2020 only for the tranches in which the average market price of ordinary shares during the periods was higher than the assumed proceeds per option. See Note 18.

The number of shares awarded under the bonus in kind were included in the diluted EPS calcutation for the year ended June 30,2020 as if they have been granted at the beginning of the year when the plan was already in effect.

There are neither ordinary shares transactions nor potential ordinary shares transactions that have occurred after June 30, 2020 that would have significantly changed the number of ordinary shares or potential ordinary shares outstanding at the end of the reporting period.